Vanguard Global ESG Select Stock Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	60 Months Ended	79 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE All-World Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.98%	11.56%	13.44%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.21%	10.65%	13.15%
Performance Inception Date	Jun. 05, 2019
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.90%	9.88%	12.48%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.95%	8.31%	10.57%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.32%	10.76%	13.26%
Performance Inception Date	Jun. 05, 2019